Parent only financial information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current asset
Cash and cash equivalents	¥ 130,735	$ 18,029	¥ 143,934
Total current assets	814,812	112,367	858,895
Non-current asset
Total non-current assets	157,735	21,753	217,784
Total assets	972,547	134,120	1,076,679
Current liability
Accrued expenses and other payables	120,252	16,584	181,140
Total current liability	688,078	94,890	949,721
Total liabilities	720,538	99,366	981,285
Equity:
Additional paid-in capital	5,197,029	716,703	5,051,631
Accumulated other comprehensive loss	(392,574)	(54,138)	(393,841)
Accumulated deficit	(4,548,217)	(627,228)	(4,557,675)
Total Fangdd Network Group Ltd. shareholders' equity	256,252	35,339	100,116
Total liabilities and equity	972,547	$ 134,120	1,076,679
Reportable Legal Entities | Parent Company
Current asset
Cash and cash equivalents	25,364		22,710
Total current assets	25,364		22,710
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries	1,827,604		1,533,937
Total non-current assets	1,827,604		1,533,937
Total assets	1,852,968		1,556,647
Current liability
Accrued expenses and other payables	25,792		27,225
Total current liability	25,792		27,225
Total liabilities	25,792		27,225
Equity:
Class A ordinary shares	14		1
Additional paid-in capital	5,197,029		5,051,631
Accumulated other comprehensive loss	(392,574)		(393,841)
Accumulated deficit	(2,977,293)		(3,128,369)
Total Fangdd Network Group Ltd. shareholders' equity	1,827,176		1,529,422
Total liabilities and equity	¥ 1,852,968		¥ 1,556,647